Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 20,124,296	$ 16,934,202
Restricted cash-bank balances held on behalf of customers	233,049	490,666
Stable coins	22
Digital assets	1,951,506
Financial assets measured at fair value	1,870,492
Securities owned, at fair value	8,644	2,423
Receivables from broker-dealers and clearing organizations	1,274,552	1,045,234
Prepaids, deposits and others	771,897	171,732
Total current assets	26,234,458	18,644,257
Non-current Assets
Digital assets, non-current	13,235,215
Property and equipment, net	15,026,137	17,406,606
Long-term investment	16,281
Right-of-use assets	106,530	205,532
Other assets	27,226	110,951
Total non-current assets	28,411,389	17,723,089
Total Assets	54,645,847	36,367,346
Current Liabilities
Payables to customers	948,449	18,923,712
Payables to broker-dealers and clearing organizations	1,190,616	818,582
Accrued expenses and other payables	4,074,750	4,680,129
Short-term borrowings	109,982	3,259,981
Lease liability – current	60,066	152,134
Total current liabilities	6,383,863	27,834,538
Non-current Liabilities
Convertible debentures	18,029,309	1,157,057
Obligation to deliver digital assets	5,183,110
Lease liability – noncurrent	51,213	55,582
Other current liabilities	2,671,330
Warrant liabilities		123,188
Total non-current liabilities	25,934,962	1,335,827
Total Liabilities	32,318,825	29,170,365
Commitments and Contingencies
Equity
Preferred shares, $0.0001 par value, 2,500,000,000 shares authorized
Subscription receivable		(49,637)
Additional paid in capital	82,757,154	77,917,463
Accumulated deficit	(72,158,102)	(67,201,367)
Accumulated other comprehensive losses	(130,259)	(312,081)
Total LGHL shareholders’ equity	25,634,651	10,538,677
Non-controlling interest	(3,307,629)	(3,341,696)
Total Equity	22,327,022	7,196,981
Total Liabilities and Equity	54,645,847	36,367,346
Class A Ordinary Shares
Equity
Ordinary shares, value	15,084,703	177,760
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 81,155	$ 6,539